Transamerica Asset Management, Inc. 1801 California St, Suite 5200 Denver, CO 80202

August 16, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined proxy statement and registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby all of the assets of Transamerica High Quality Bond, a separate series of the Registrant, will be transferred in a tax-free reorganization to Transamerica Short-Term Bond, also a separate series of the Registrant, in exchange for shares of Transamerica Short-Term Bond.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about September 15, 2022 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds